UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-01236

Deutsche Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 3/31

Date of reporting period: 12/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio                                 as of December 31, 2017 (Unaudited)

Deutsche Real Assets Fund

	Shares	Value ($)
Common Stocks 82.1%
Consumer Discretionary 0.8%
Hotels, Restaurants & Leisure
Extended Stay America, Inc. (Units)	187,305	3,558,795
Consumer Staples 0.6%
Food Products
Archer-Daniels-Midland Co.	49,480	1,983,159
Bunge Ltd.	13,038	874,589
		2,857,748
Energy 14.8%
Oil, Gas & Consumable Fuels
Antero Midstream LP (a)	157,277	3,101,502
Cheniere Energy, Inc.*	195,840	10,544,026
Concho Resources, Inc.*	19,446	2,921,178
EOG Resources, Inc.	27,101	2,924,469
Parsley Energy, Inc. "A"*	60,294	1,775,055
Pembina Pipeline Corp.	187,595	6,791,924
Royal Dutch Shell PLC "A"	164,580	5,524,713
Snam SpA	1,229,035	6,018,031
Suncor Energy, Inc.	132,136	4,851,294
Targa Resources Corp.	125,883	6,095,255
TOTAL SA	94,328	5,210,605
TransCanada Corp.	121,100	5,894,111
Williams Companies, Inc.	206,816	6,305,820
		67,957,983
Industrials 12.1%
Commercial Services & Supplies 2.6%
Republic Services, Inc.	88,876	6,008,906
Waste Connections, Inc.	83,800	5,944,772
		11,953,678
Construction & Engineering 2.2%
Ferrovial SA	230,746	5,244,609
VINCI SA	46,800	4,784,536
		10,029,145
Road & Rail 3.0%
Canadian Pacific Railway Ltd.	39,438	7,207,689
CSX Corp.	124,700	6,859,747
		14,067,436
Transportation Infrastructure 4.3%
Aeroports de Paris	9,480	1,802,583
Getlink SE	194,800	2,506,998
Grupo Aeroportuario del Sureste SAB de CV "B"	115,393	2,104,862
Japan Airport Terminal Co., Ltd.	139,944	5,192,545
Sydney Airport (Units)	531,763	2,923,576
Transurban Group (Units)	524,636	5,091,872
		19,622,436
Information Technology 1.5%
IT Services
InterXion Holding NV*	100,072	5,897,243
Switch, Inc. "A" (a)	64,549	1,174,146
		7,071,389
Materials 9.4%
Chemicals 4.4%
Celanese Corp. "A"	38,496	4,122,152
CF Industries Holdings, Inc.	103,809	4,416,035
FMC Corp.	38,208	3,616,769
Monsanto Co.	32,950	3,847,901
Potash Corp. of Saskatchewan, Inc.	201,500	4,160,975
		20,163,832
Metals & Mining 3.7%
Agnico Eagle Mines Ltd.	26,586	1,227,567
ArcelorMittal*	115,300	3,752,484
Franco-Nevada Corp.	14,589	1,165,959
Glencore PLC*	631,424	3,321,823
Lundin Mining Corp.	277,737	1,847,161
Norsk Hydro ASA	345,200	2,625,253
Steel Dynamics, Inc.	73,600	3,174,368
		17,114,615
Paper & Forest Products 1.3%
Mondi PLC	195,860	5,109,002
Nine Dragons Paper Holdings Ltd.	534,700	859,152
		5,968,154
Real Estate 31.0%
Equity Real Estate Investment Trusts (REITs) 25.0%
Agree Realty Corp.	36,707	1,888,208
Alexandria Real Estate Equities, Inc.	24,580	3,209,902
American Tower Corp.	100,158	14,289,542
Camden Property Trust	24,726	2,276,276
Canadian Apartment Properties REIT	90,363	2,682,854
CareTrust REIT, Inc.	62,587	1,048,958
CDL Hospitality Trusts (Units)	2,028,000	2,561,603
CoreSite Realty Corp.	51,501	5,865,964
Crown Castle International Corp.	91,964	10,208,924
Douglas Emmett, Inc.	28,030	1,150,912
Duke Realty Corp.	117,008	3,183,788
Essex Property Trust, Inc.	10,233	2,469,939
Extra Space Storage, Inc.	66,220	5,790,939
Frasers Logistics & Industrial Trust	3,604,700	3,131,333
Gaming and Leisure Properties, Inc.	43,281	1,601,397
Gecina SA	23,873	4,411,918
GGP, Inc.	47,554	1,112,288
Global One Real Estate Investment Corp.	526	1,865,222
Granite Real Estate Investment Trust	35,243	1,380,841
Great Portland Estates PLC	139,691	1,298,111
Hammerson PLC	323,200	2,388,188
Healthcare Realty Trust, Inc.	104,400	3,353,328
Intu Properties PLC	194,852	665,685
Invitation Homes, Inc.	48,127	1,134,353
Japan Real Estate Investment Corp.	236	1,119,806
Link REIT	330,668	3,061,169
Merlin Properties Socimi SA	171,956	2,334,681
Mirvac Group	983,494	1,804,901
Omega Healthcare Investors, Inc. (a)	41,100	1,131,894
Public Storage	18,487	3,863,783
Pure Industrial Real Estate Trust	14,981	80,685
Rexford Industrial Realty, Inc.	38,400	1,119,744
Segro PLC	368,820	2,925,405
STORE Capital Corp.	131,500	3,424,260
Sunstone Hotel Investors, Inc.	191,123	3,159,263
UNITE Group PLC	337,470	3,670,964
Welltower, Inc.	52,016	3,317,060
Weyerhaeuser Co.	140,770	4,963,550
		114,947,638
Real Estate Management & Development 6.0%
BUWOG AG*	30,690	1,057,173
Castellum AB	98,400	1,660,973
City Developments Ltd.	563,200	5,256,733
Fabege AB	185,641	3,950,432
Henderson Land Development Co., Ltd.	220,800	1,457,896
Mitsubishi Estate Co., Ltd.	116,300	2,023,183
New World Development Co., Ltd.	1,593,000	2,387,823
NTT Urban Development Corp.	225,300	2,608,196
PSP Swiss Property AG (Registered)	25,193	2,387,953
Sun Hung Kai Properties Ltd.	86,900	1,451,836
Swire Properties Ltd.	974,300	3,141,958
		27,384,156
Telecommunication Services 1.0%
Diversified Telecommunication Services 0.5%
Cellnex Telecom SA 144A	90,331	2,315,605
Wireless Telecommunication Services 0.5%
Sarana Menara Nusantara Tbk PT	7,750,098	2,287,359
Utilities 10.9%
Electric Utilities 0.5%
PG&E Corp.	55,965	2,508,911
Gas Utilities 4.6%
ENN Energy Holdings Ltd.	791,662	5,678,083
Hong Kong & China Gas Co., Ltd.	2,326,600	4,559,191
Infraestructura Energetica Nova SAB de CV	1,045,195	5,113,681
Tokyo Gas Co., Ltd.	254,508	5,822,330
		21,173,285
Multi-Utilities 3.2%
Consolidated Edison, Inc.	51,338	4,361,163
National Grid PLC	194,085	2,293,711
NiSource, Inc.	160,000	4,107,200
Sempra Energy	35,079	3,750,647
		14,512,721
Water Utilities 2.6%
American Water Works Co., Inc.	37,499	3,430,784
Severn Trent PLC	205,957	6,014,343
United Utilities Group PLC	232,920	2,605,379
		12,050,506
Total Common Stocks (Cost $352,117,606)		377,545,392
Exchange-Traded Funds 1.2%
iShares Global Timber & Forestry ETF (a) (Cost $5,627,775)	80,710	5,740,902
	Principal Amount ($)	Value ($)
Government & Agency Obligations 15.4%
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Bonds:
2.125%, 2/15/2040	1,417,192	1,844,092
2.375%, 1/15/2025	2,001,257	2,280,548
2.375%, 1/15/2027	2,732,784	3,197,279
3.625%, 4/15/2028	1,739,823	2,282,733
3.875%, 4/15/2029	1,507,972	2,055,814
U.S. Treasury Inflation-Indexed Notes:
0.125%, 4/15/2020	2,285,072	2,280,386
0.125%, 1/15/2022	2,060,125	2,051,826
0.125%, 1/15/2023	4,592,630	4,556,963
0.125%, 7/15/2024	3,000,793	2,965,534
U.S. Treasury Notes:
0.625%, 4/30/2018	4,901,000	4,888,337
0.75%, 2/28/2018	9,904,000	9,894,690
0.75%, 8/31/2018	9,480,000	9,422,231
1.0%, 11/30/2018	9,252,000	9,186,224
1.125%, 6/15/2018	4,779,000	4,771,533
1.125%, 1/31/2019	9,021,000	8,952,285
Total Government & Agency Obligations (Cost $70,591,063)		70,630,475
	Shares	Value ($)
Securities Lending Collateral 1.0%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.21% (b) (c) (Cost $4,613,057)	4,613,057	4,613,057
Cash Equivalents 0.5%
Deutsche Central Cash Management Government Fund, 1.30% (b) (Cost $2,321,363)	2,321,363	2,321,363
	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $435,270,864)	100.2	460,851,189
Other Assets and Liabilities, Net	(0.2)	(995,453)
Net Assets	100.0	459,855,736

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2017 amounted to $4,584,245, which is 1.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At December 31, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
Brent Crude Oil Futures	USD	3/29/2018	25	1,541,147	1,652,250	111,103
Coffee C Futures	USD	3/19/2018	25	1,215,181	1,183,125	(32,056)
Copper Futures	USD	5/29/2018	57	4,475,337	4,723,875	248,538
Gold 100 oz. Futures	USD	2/26/2018	53	6,760,736	6,939,290	178,554
Lean Cattle Futures	USD	6/29/2018	132	6,083,711	6,000,720	(82,991)
Lean Hogs Futures	USD	4/13/2018	103	2,983,300	3,116,780	133,480
LME Nickel Futures	USD	2/19/2018	23	1,606,180	1,757,844	151,664
LME Primary Aluminium Futures	USD	5/14/2018	104	5,427,949	5,918,900	490,951
LME Primary Aluminium Futures	USD	1/17/2018	50	2,571,765	2,822,813	251,048
LME Zinc Futures	USD	3/19/2018	43	3,385,864	3,574,913	189,049
Natural Gas Futures	USD	2/26/2018	106	3,235,741	3,080,360	(155,381)
NY Harbor Ultra-Low Sulfur Diesel (ULSD) Heating Oil Futures	USD	4/30/2018	20	1,583,273	1,674,204	90,931
Platinum Futures	USD	4/26/2018	26	1,201,360	1,219,790	18,430
Silver Futures	USD	3/27/2018	23	1,922,231	1,971,675	49,444
Soybean Futures	USD	5/14/2018	70	3,528,245	3,405,500	(122,745)
Sugar Futures	USD	4/30/2018	43	688,357	723,363	35,006
WTI Crude Futures	USD	4/20/2018	67	3,790,665	4,038,090	247,425
Total net unrealized appreciation						1,802,450

At December 31, 2017, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
LME Primary Aluminium Futures	USD	1/17/2018	50	2,596,973	2,822,813	(225,840)
LME Primary Aluminium Futures	USD	5/14/2018	13	691,785	739,863	(48,078)
Total unrealized depreciation						(273,918)

Currency Abbreviation
USD	United States Dollar

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of December 31, 2017, the Fund held $50,810,383 in the Subsidiary, representing 11% of the Fund's assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,558,795	$—	$—	$3,558,795
Consumer Staples	2,857,748	—	—	2,857,748
Energy	51,204,634	16,753,349	—	67,957,983
Industrials	28,125,976	27,546,719	—	55,672,695
Information Technology	7,071,389	—	—	7,071,389
Materials	27,578,887	15,667,714	—	43,246,601
Real Estate	83,708,652	58,623,142	—	142,331,794
Telecommunication Services	—	4,602,964	—	4,602,964
Utilities	23,272,386	26,973,037	—	50,245,423
Exchange-Traded Fund	5,740,902	—	—	5,740,902
Government & Agency Obligations (d)	—	70,630,475	—	70,630,475
Short-Term Investments (d)	6,934,420	—	—	6,934,420
Derivatives (e)
Futures Contracts	2,195,623	—	—	2,195,623
Total	$242,249,412	$220,797,400	$—	$463,046,812
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Futures Contracts	$(667,091)	$—	$—	$(667,091)
Total	$(667,091)	$—	$—	$(667,091)

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 1 to Level 2. During the period ended December 31, 2017, the amount of the transfers between Level 1 and Level 2 was $43,127,040.

Transfers between price levels are recognized at the beginning of the reporting period.

(d)	See Consolidated Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Commodity Contracts	$ 1,528,532

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Real Assets Fund, a series of Deutsche Market Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 22, 2018